Fees Summary	Jun. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,128,000.00
Total Fee Amount	570.08
Total Offset Amount	570.08
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A